UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    296

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BLOCKBUSTER INC CL A COM STK   COMMON STOCK     093679108       55    22100 SH       SOLE                  22100        0        0
D CINCINNATI BELL INC  COM STK   COMMON STOCK     171871106       82    20500 SH       SOLE                  20500        0        0
D CORUS BANKSHARES INC  COM STK  COMMON STOCK     220873103       48    11500 SH       SOLE                  11500        0        0
D HUNTINGTON BANCSHARE S INC COM COMMON STOCK     446150104       62    10800 SH       SOLE                  10800        0        0
D PINNACLE AIRLINES CORP         COMMON STOCK     723443107       49    15500 SH       SOLE                  15500        0        0
S REPORT SUMMARY                  5 DATA RECORDS                 296        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED